UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22227

IndexIQ ETF Trust
(Exact name of registrant as specified in charter)

800 Westchester Ave., Suite S-710
Rye Brook, NY 10573
(Address of principal executive offices) (Zip code)

Adam S. Patti

IndexIQ Advisors LLC

800 Westchester Ave., Suite S-710

Rye Brook, NY 10573
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-888-934-0777

Date of fiscal year end: April 30

Date of reporting period: July 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Schedules of Investments ─ IQ Hedge Multi-Strategy Tracker ETF

July 31, 2014 (unaudited)

	Shares	Value

Investment Companies — 97.9%

Aggregate Bond Funds — 26.1%
iShares Core U.S. Aggregate Bond ETF(a)	572,733	$ 62,387,806
SPDR Barclays Aggregate Bond ETF(b)	87,305	5,026,149
Vanguard Total Bond Market ETF(a)	1,712,623	140,126,814

Total Aggregate Bond Funds		207,540,769

Commodity Fund — 0.0%(c)
PowerShares DB Gold Fund*	10,602	454,084

Corporate Bond Fund — 8.0%
PowerShares Senior Loan Portfolio(b)	2,587,458	63,677,341

Emerging Equity Funds — 1.5%
iShares MSCI Emerging Markets ETF	127,629	5,592,703
Vanguard FTSE Emerging Markets ETF	149,392	6,531,418

Total Emerging Equity Funds		12,124,121

Equity Funds — 8.8%
iShares Europe ETF(b)	170,105	7,913,285
iShares MSCI EMU ETF	608,298	24,210,261
Vanguard FTSE Europe ETF	656,551	37,646,634

Total Equity Funds		69,770,180

International Bond Funds — 1.5%
iShares J.P. Morgan USD Emerging Markets Bond ETF	72,838	8,345,778
PowerShares Emerging Markets Sovereign Debt Portfolio(b)	119,252	3,449,960

Total International Bond Funds		11,795,738

Real Estate Funds — 2.0%
iShares U.S. Real Estate ETF(b)	32,079	2,300,385
SPDR Dow Jones International Real Estate ETF(b)	29,542	1,299,257
SPDR Dow Jones REIT ETF(b)	14,085	1,170,745
Vanguard REIT ETF(b)	144,275	10,806,198

Total Real Estate Funds		15,576,585

Senior Loan Fund — 0.7%
SPDR Blackstone / GSO Senior Loan ETF(b)	109,156	5,440,335

Short-Term Treasury Bond Funds — 24.6%
iShares 1-3 Year Treasury Bond ETF	609,316	51,468,922
iShares Short Treasury Bond ETF(a)	153,877	16,966,478
SPDR Barclays 1-3 Month T-Bill ETF*(b)	177,040	8,099,580
Vanguard Short-Term Bond ETF(a)(b)	1,487,554	119,108,449

Total Short-Term Treasury Bond Funds		195,643,429

U.S. Large Cap Equity Funds — 13.4%
iShares Russell 1000 Growth ETF(a)	433,741	38,702,709
iShares Russell 1000 Value ETF(a)	57,515	5,696,286
iShares S&P 500 Growth ETF(b)	155,221	16,121,253
iShares S&P 500 Value ETF(b)	21,740	1,934,425
SPDR S&P 500 ETF Trust(a)	85,094	16,430,800
Vanguard Growth ETF(b)	246,892	24,037,405

	Shares	Value

Investment Companies (continued)

U.S. Large Cap Equity Funds (continued)
Vanguard Value ETF(b)	45,012	$ 3,600,060

Total U.S. Large Cap Equity Funds		106,522,938

U.S. Small Cap Equity Funds — 11.3%
iShares Russell 2000 Growth ETF(a)(b)	323,563	42,001,713
iShares S&P Small-Cap 600 Growth ETF(b)	177,044	20,105,116
Vanguard Small-Cap Growth ETF(b)	230,226	27,792,883

Total U.S. Small Cap Equity Funds		89,899,712

Total Investment Companies — 97.9%
(Cost $777,769,511)		778,445,232

Short-Term Investment — 1.1%

Money Market Fund — 1.1%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.03%(d)
(Cost $8,833,286)	8,833,286	8,833,286

Investment of Cash Collateral For Securities Loaned — 9.6%

Money Market Fund — 9.6%
BNY Mellon Overnight Government Fund, 0.08%(e)
(Cost $76,510,318)	76,510,318	76,510,318

Total Investments — 108.6%
(Cost $863,113,115)		$ 863,788,836
Liabilities in Excess of Other Assets — (8.6)%(f)		(68,125,155)
Net Assets — 100.0%		$ 795,663,681

1

*	Non-income producing securities.
(a)	All or portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $153,568,572.
(b)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $73,442,311; total market value of collateral held by the Fund was $76,510,318.
(c)	Less than 0.05%.
(d)	Rate shown reflects the 7-day yield at July 31, 2014.
(e)	Rate shown reflects the 1-day yield at July 31, 2014.
(f)	Liabilities in Excess of Other Assets includes net unrealized appreciation (depreciation) on swap contracts.

1

ETF	— Exchange Traded Fund
REIT	— Real Estate Investment Trust

Schedules of Investments ─ IQ Hedge Multi-Strategy Tracker ETF (continued)

July 31, 2014 (unaudited)

Total return swap contracts outstanding at July 31, 2014:
	Annual			Unrealized
	Financing Rate	Expiration	Notional	Appreciation
Total Return Benchmark	Received (Paid)	Date	Amount	(Depreciation)[1]
CurrencyShares Euro Trust	(1.62)%	5/19/2015	$ (16,470,963)	$ —
CurrencyShares Japanese Yen Trust	(1.76)%	5/19/2015	(1,472,551)	—
iPath S&P 500 VIX Mid-Term Futures ETN	(2.75)%	5/19/2015	(4,470,321)	—
iShares 1-3 Year Treasury Bond ETF	1.09%	5/19/2015	14,037,394	—
iShares Core U.S. Aggregate Bond ETF	1.09%	5/19/2015	58,098,033	—
iShares Core U.S. Credit Bond ETF	(4.00)%	5/19/2015	(3,810,822)	—
iShares iBoxx $ High Yield Corporate Bond ETF	(2.11)%	5/19/2015	(3,001,527)	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	(0.75)%	5/19/2015	(85,522,918)	—
iShares MSCI All Country Asia ex Japan ETF	(3.99)%	5/19/2015	(8,110,843)	—
iShares MSCI EAFE ETF	(0.31)%	5/19/2015	(6,166,500)	—
iShares MSCI Pacific ex Japan ETF	(0.80)%	5/19/2015	(10,756,797)	—
iShares Russell 2000 ETF	(0.66)%	5/19/2015	(23,223,587)	—
iShares Russell 2000 Value ETF	(0.99)%	5/19/2015	(22,600,982)	—
iShares S&P Small-Cap 600 Value ETF	(1.44)%	5/19/2015	(12,165,462)	—
iShares Silver Trust	(0.37)%	5/19/2015	(2,132,282)	—
PowerShares DB Commodity Index Tracking Fund	(0.37)%	5/19/2015	(1,246,683)	—
PowerShares DB G10 Currency Harvest Fund	(2.00)%	5/19/2015	(4,580,128)	—
SPDR Barclays Convertible Securities ETF	1.09%	5/19/2015	178,116,859	—
SPDR Barclays High Yield Bond ETF	(1.15)%	5/19/2015	(2,154,219)	—
Vanguard FTSE Developed Markets ETF	(0.51)%	5/19/2015	(2,610,462)	—
Vanguard FTSE Pacific ETF	(0.87)%	5/19/2015	(8,891,760)	—
Vanguard Small-Cap Value ETF	(2.99)%	5/19/2015	(16,943,102)	—
WisdomTree Emerging Currency Strategy Fund	0.59%	5/19/2015	3,904,806	—
				$ —
_______________
Cash posted has been segregated as collateral for swaps in the amount of $6,879,724 at July 31, 2014.
Morgan Stanley acts as the counterparty to the total return swap contracts listed above. The Fund either received fees from, or pay fees to, the counterparty, depending upon the total return of the benchmark, and the agreed-upon financing rate.
1 Reflects a reset date of July 31, 2014.

Schedules of Investments ─ IQ Hedge Macro Tracker ETF

July 31, 2014 (unaudited)

	Shares	Value

Investment Companies — 95.4%

Commodity Funds — 2.4%
iShares Silver Trust*	6,361	$ 124,548
PowerShares DB Commodity Index Tracking Fund*	18,605	470,707

Total Commodity Funds		595,255

Corporate Bond Funds — 17.7%
iShares Credit Bond ETF(a)	2,753	305,803
iShares iBoxx $ Investment Grade Corporate Bond ETF	35,247	4,178,532

Total Corporate Bond Funds		4,484,335

Currency Fund — 7.1%
Market Vectors Emerging Markets Local Currency Bond ETF(a)	75,169	1,804,807

Currency Harvest Funds — 9.1%
CurrencyShares Euro Trust*(a)(b)	16,847	2,225,320
CurrencyShares Japanese Yen Trust*(a)	908	85,997

Total Currency Harvest Funds		2,311,317

Debt Fund — 7.1%
WisdomTree Emerging Markets Local Debt Fund	38,439	1,797,792

Emerging Equity Funds — 8.1%
iShares MSCI Emerging Markets ETF	5,661	248,065
SPDR S&P Emerging Markets SmallCap ETF(a)	30,155	1,500,513
Vanguard FTSE Emerging Markets ETF	6,626	289,689

Total Emerging Equity Funds		2,038,267

Short-Term Treasury Bond Funds — 33.4%
iShares 1-3 Year Treasury Bond ETF(a)	31,251	2,639,772
iShares Short Treasury Bond ETF(a)	6,197	683,281
SPDR Barclays 1-3 Month T-Bill ETF*	7,130	326,198
Vanguard Short-Term Bond ETF(a)	59,907	4,796,753

Total Short-Term Treasury Bond Funds		8,446,004

U.S. Small Cap Equity Fund — 10.5%
iShares Russell 2000 ETF(a)	23,819	2,646,053

Total Investment Companies — 95.4%
(Cost $24,212,262)		24,123,830

Short-Term Investment — 4.2%

Money Market Fund — 4.2%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.03%(c)
(Cost $1,059,531)	1,059,531	1,059,531

Investment of Cash Collateral For Securities Loaned — 31.2%

Money Market Fund — 31.2%
BNY Mellon Overnight Government Fund, 0.08%(d)
(Cost $7,894,246)	7,894,246	7,894,246

Value
Total Investments — 130.8%
(Cost $33,166,039)	$ 33,077,607
Liabilities in Excess of Other Assets — (30.8)%(e)	(7,791,562)
Net Assets — 100.0%	$ 25,286,045

1

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $7,644,542; total market value of collateral held by the Fund was $7,894,246.
(b)	All or portion of these securities has been segregated as collateral for swap contracts. The total value of securities segregated amounted to $879,587.
(c)	Rate shown reflects the 7-day yield at July 31, 2014.
(d)	Rate shown reflects the 1-day yield at July 31, 2014.
(e)	Liabilities in Excess of Other Assets includes net unrealized appreciation (depreciation) on swap contracts.

1

ETF	- Exchange Traded Fund

Schedules of Investments ─ IQ Hedge Macro Tracker ETF (continued)

July 31, 2014 (unaudited)

Total return swap contracts outstanding at July 31, 2014:
	Annual			Unrealized
	Financing Rate	Expiration	Notional	Appreciation
Total Return Benchmark	Received (Paid)	Date	Amount	(Depreciation)[1]
iShares iBoxx $ Investment Grade Corporate Bond ETF	0 .09%	5/19/2015	$2,684,446	$ –
iShares U.S. Real Estate ETF	(0 .77)%	4/07/2016	(157,188)	–
PowerShares DB G10 Currency Harvest Fund	(2 .01)%	4/07/2016	(217,955)	–
PowerShares DB Gold Fund	(1 .01)%	4/07/2016	(31,009)	–
ProShares VIX Mid-Term Futures ETF	0 .09%	5/19/2015	267,178	–
SPDR Dow Jones International Real Estate ETF	(3 .00)%	4/07/2016	(573,983)	–
SPDR Dow Jones REIT ETF	(1 .00)%	4/07/2016	(80,045)	–
Vanguard REIT ETF	(0 .63)%	4/07/2016	(738,514)	–
				$ –
_______________
Cash posted has been segregated as collateral for swaps in the amount of $113,760 at July 31, 2014.

Morgan Stanley acts as the counterparty to the total return swap contracts listed above. The Fund either receives fees from, or pay fees to, the counterparty, depending upon the total return of the benchmark, and the agreed-upon financing rate.
1 Reflects a reset date of July 31, 2014.

Schedules of Investments — IQ Hedge Market Neutral Tracker ETF

July 31, 2014 (unaudited)

	Shares	Value

Investment Companies — 97.7%

Aggregate Bond Funds — 19.0%
iShares Core U.S. Aggregate Bond ETF(a)	13,166	$ 1,434,172
SPDR Barclays Aggregate Bond ETF	1,039	59,815
Vanguard Total Bond Market ETF(a)	20,386	1,667,983
Total Aggregate Bond Funds		3,161,970

Corporate Bond Funds — 0.6%
iShares Core U.S. Credit Bond ETF	36	3,999
iShares iBoxx $ Investment Grade Corporate Bond ETF	764	90,572
Total Corporate Bond Funds		94,571

Currency Harvest Fund — 0.0%(b)
CurrencyShares Euro Trust*	78	10,303

Emerging Equity Funds — 2.5%
iShares MSCI Emerging Markets ETF	4,360	191,055
Vanguard FTSE Emerging Markets ETF	5,103	223,103
Total Emerging Equity Funds		414,158

Equity Fund — 2.2%
iShares Europe ETF	7,780	361,926

Short-Term Treasury Bond Funds — 54.0%
iShares 1-3 Year Treasury Bond ETF	32,809	2,771,376
iShares Short Treasury Bond ETF(a)	7,631	841,394
SPDR Barclays 1-3 Month T-Bill ETF*	8,780	401,685
Vanguard Short-Term Bond ETF(a)	62,095	4,971,947
Total Short-Term Treasury Bond Funds		8,986,402

U.S. Large Cap Equity Funds — 10.2%
iShares Russell 1000 Growth ETF(a)	3,499	312,216
iShares Russell 1000 Value ETF(a)	5,412	536,004
iShares S&P 500 Growth ETF	1,252	130,033
iShares S&P 500 Value ETF	2,046	182,053
Vanguard Growth ETF	1,992	193,941
Vanguard Value ETF	4,235	338,715
Total U.S. Large Cap Equity Funds		1,692,962

U.S. Small Cap Equity Funds — 9.2%
iShares Russell 2000 Growth ETF(c)	5,486	712,138
iShares S&P Small-Cap 600 Growth ETF	3,002	340,907
Vanguard Small-Cap Growth ETF	3,904	471,291
Total U.S. Small Cap Equity Funds		1,524,336

Total Investment Companies — 97.7%
(Cost $16,238,966)		16,246,628

Short-Term Investment — 1.6%

Money Market Fund — 1.6%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.03%(d)
(Cost $270,782)	270,782	270,782

	Shares	Value

Investment of Cash Collateral For Securities Loaned — 4.4%

Money Market Fund — 4.4%
BNY Mellon Overnight Government Fund, 0.08%(e)
(Cost $732,480)	732,480	$ 732,480

Total Investments — 103.7%
(Cost $17,242,228)		$ 17,249,890
Liabilities in Excess of Other Assets — (3.7)%(f)		(621,330)
Net Assets — 100.0%		$ 16,628,560

*	Non-income producing securities.
(a)	All or portion of these securities has been segregated as collateral for swap contracts. The total value of securities segregated amounted to $3,940,221.
(b)	Less than 0.05%.
(c)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $697,859; total market value of collateral held by the Fund was $732,480.
(d)	Rate shown reflects the 7-day yield at July 31, 2014.
(e)	Rate shown reflects the 1-day yield at July 31, 2014.
(f)	Liabilities in Excess of Other Assets include net unrealized appreciation (depreciation) on swap contracts.
ETF	- Exchange Traded Fund

Schedules of Investments — IQ Hedge Market Neutral Tracker ETF (continued)

July 31, 2014 (unaudited)

Total return swap contracts outstanding at July 31, 2014:
	Annual			Unrealized
	Financing Rate	Expiration	Notional	Appreciation
Total Return Benchmark	Received (Paid)	Date	Amount	(Depreciation)[1]
iShares 1-3 Year Treasury Bond ETF	1.09%	5/19/2015	$478,945	$ –
iShares iBoxx $ High Yield Corporate Bond ETF	(0.75)%	5/19/2015	(61,288)	–
iShares MSCI All Country Asia ex Japan ETF	(4.00)%	5/19/2015	(318,065)	–
iShares MSCI EAFE ETF	(0.31)%	5/19/2015	(672,492)	–
iShares MSCI EMU ETF	0.59%	5/19/2015	1,107,674	–
iShares MSCI Pacific ex Japan ETF	(0.77)%	5/19/2015	(421,831)	–
iShares Russell 2000 Value ETF	(1.00)%	5/19/2015	(599,325)	–
iShares S&P Small-Cap 600 Value ETF	(1.86)%	5/19/2015	(322,604)	–
PowerShares DB G10 Currency Harvest Fund	(2.00)%	5/19/2015	(168,129)	–
PowerShares Senior Loan Portfolio	(1.50)%	5/19/2015	(1,178,524)	–
SPDR Barclays Convertible Securities ETF	1.09%	5/19/2015	1,140,994	–
SPDR Barclays High Yield Bond ETF	(1.00)%	5/19/2015	(43,591)	–
SPDR Blackstone / GSO Senior Loan ETF	(7.00)%	5/19/2015	(100,677)	–
Vanguard FTSE Developed Markets ETF	(0.51)%	5/19/2015	(284,701)	–
Vanguard FTSE Europe ETF	0.59%	5/19/2015	1,722,035	–
Vanguard FTSE Pacific ETF	(0.88)%	5/19/2015	(348,721)	–
Vanguard Short-Term Bond ETF	1.09%	5/19/2015	935,378	–
Vanguard Small-Cap Value ETF	(3.00)%	5/19/2015	(449,313)	–
				$ –
_______________
Cash posted has been segregated as collateral for swaps in the amount of $207,654 at July 31, 2014.

Morgan Stanley acts as the counterparty to the total return swap contracts listed above. The Fund either receives fees from, or pay fees to, the counterparty, depending upon the total return of the benchmark, and the agreed-upon financing rate.

1 Reflects a reset date of July 31, 2014.

Schedules of Investments ─ IQ Real Return ETF

July 31, 2014 (unaudited)

	Shares	Value

Investment Companies — 99.5%

Intermediate-Term Treasury Bond Fund — 4.6%
iShares 7-10 Year Treasury Bond ETF(a)	11,132	$ 1,148,377

Real Estate Funds — 9.8%
iShares U.S. Real Estate ETF(a)	5,486	393,401
SPDR Dow Jones REIT ETF	2,441	202,896
Vanguard REIT ETF	25,050	1,876,245
Total Real Estate Funds		2,472,542

Short-Term Treasury Bond Funds — 72.3%
iShares 1-3 Year Treasury Bond ETF	16,134	1,362,839
iShares Short Treasury Bond ETF(a)	103,403	11,401,215
SPDR Barclays 1-3 Month T-Bill ETF*(a)	118,955	5,442,191
Total Short-Term Treasury Bond Funds		18,206,245

U.S. Large Cap Equity Funds — 9.8%
iShares Core S&P 500 ETF	37	7,187
SPDR S&P 500 ETF Trust	12,699	2,452,050
Total U.S. Large Cap Equity Funds		2,459,237

U.S. Small Cap Equity Fund — 3.0%
iShares Russell 2000 ETF(a)	6,922	768,965

Total Investment Companies — 99.5%
(Cost $24,593,277)		25,055,366

Short-Term Investment — 0.5%

Money Market Fund — 0.5%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.03%(b)
(Cost $129,608)	129,608	129,608

Investment of Cash Collateral For Securities Loaned — 9.4%

Money Market Fund — 9.4%
BNY Mellon Overnight Government Fund, 0.08%(c)
(Cost $2,364,341)	2,364,341	2,364,341

Total Investments — 109.4%
(Cost $27,087,226)		$ 27,549,315
Liabilities in Excess of Other Assets — (9.4)%		(2,373,490)
Net Assets — 100.0%		$ 25,175,825

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $2,290,821; total market value of collateral held by the Fund was $2,364,341.
(b)	Rate shown reflects the 7-day yield at July 31, 2014.
(c)	Rate shown reflects the 1-day yield at July 31, 2014.

1

ETF	- Exchange Traded Fund
REIT	- Real Estate Investment Trust

Schedules of Investments — IQ Global Resources ETF

July 31, 2014 (unaudited)

	Shares	Value

Common Stocks - 89.5%

Australia - 2.6%
BHP Billiton Ltd.	39,172	$ 1,408,656
Fortescue Metals Group Ltd.	22,919	104,834
Iluka Resources Ltd.	3,068	25,186
Newcrest Mining Ltd.*	19,704	199,675
PanAust Ltd.	15,702	33,284
Western Areas Ltd.	5,962	28,047
Whitehaven Coal Ltd.*(a)	272,975	432,703
Woodside Petroleum Ltd.	581	22,967
Total Australia		2,255,352

Canada - 8.7%
Agnico Eagle Mines Ltd.	4,447	165,601
Alamos Gold, Inc.	3,244	28,904
B2Gold Corp.*	17,420	45,124
Barrick Gold Corp.	29,943	541,843
Canadian Natural Resources Ltd.	732	31,959
Canfor Corp.*	51,323	1,088,548
Centerra Gold, Inc.	6,113	31,838
Detour Gold Corp.*	4,055	45,778
Domtar Corp. ADR	23,458	842,611
Eldorado Gold Corp.	18,464	137,210
Enbridge, Inc.	591	29,017
First Majestic Silver Corp.*	3,016	32,054
Goldcorp, Inc.	20,880	572,706
Husky Energy, Inc.	743	22,638
IAMGOLD Corp.*	9,728	36,012
Imperial Oil Ltd.	623	32,018
Kinross Gold Corp.*	29,411	117,790
Lundin Mining Corp.*	4,357	25,094
New Gold, Inc.*	12,973	79,960
Norbord, Inc.	19,557	407,613
Pan American Silver Corp.	3,903	57,435
Resolute Forest Products, Inc.*	34,698	534,002
SEMAFO, Inc.*	7,033	30,428
Silver Wheaton Corp.	9,144	239,215
Suncor Energy, Inc.	987	40,590
Teck Resources Ltd., Class B	4,277	102,658
TransCanada Corp.	503	25,273
West Fraser Timber Co., Ltd.	31,460	1,435,372
Westshore Terminals Investment Corp.	19,714	601,208
Yamana Gold, Inc.	19,419	165,891
Total Canada		7,546,390

Finland - 3.7%
UPM-Kymmene OYJ	194,160	3,174,587

France - 3.6%
Suez Environnement Co.	81,747	1,525,816
Total SA	1,579	101,600
Veolia Environnement	85,882	1,520,261
Total France		3,147,677

Germany - 0.2%
Suedzucker AG(a)	10,467	184,024

Hong Kong - 3.2%
Beijing Enterprises Water Group Ltd.(a)	1,389,861	907,439

	Shares	Value

Common Stocks (continued)

Hong Kong (continued)
China Modern Dairy Holdings Ltd.*(a)	851,138	$ 397,561
CNOOC Ltd.	31,899	57,130
Lee & Man Paper Manufacturing Ltd.(a)	1,724,879	1,050,500
Shougang Fushan Resources Group Ltd.(a)	1,412,308	369,931
Total Hong Kong		2,782,561

Ireland - 0.8%
Kerry Group PLC, Class A	9,007	668,851

Italy - 0.1%
Eni SpA	2,552	65,082

Japan - 3.1%
Ajinomoto Co., Inc.	31,504	488,483
Dowa Holdings Co., Ltd.	2,000	18,846
Itoham Foods, Inc.	38,394	169,503
Mitsui & Co., Ltd.	1,300	21,061
NH Foods Ltd.	35,304	728,498
Nippon Paper Industries Co., Ltd.	42,497	747,577
Nisshin Seifun Group, Inc.	13,945	164,083
Sumitomo Metal Mining Co., Ltd.	3,782	63,643
Toyo Suisan Kaisha Ltd.	5,556	169,919
Yamazaki Baking Co., Ltd.	11,000	140,234
Total Japan		2,711,847

Netherlands - 0.8%
Nutreco NV(a)	12,140	518,568
Royal Dutch Shell PLC, Class A	4,491	185,076
Total Netherlands		703,644

New Zealand - 2.3%
Fletcher Building Ltd.	252,430	1,953,960

Norway - 0.2%
Norsk Hydro ASA	15,000	89,075
Statoil ASA	2,240	64,055
Total Norway		153,130

Singapore - 1.6%
Golden Agri-Resources Ltd.	658,596	282,365
Sakari Resources Ltd.*	240,456	208,112
Wilmar International Ltd.	327,694	858,724
Total Singapore		1,349,201

Spain - 0.2%
Ebro Foods SA	7,968	162,903
Repsol SA	918	22,871
Total Spain		185,774

Sweden - 6.1%
Boliden AB	2,014	32,750
Holmen AB, B Shares	30,825	1,039,113
Sandvik AB	333,804	4,210,040
Total Sweden		5,281,903

Switzerland - 1.1%
Barry Callebaut AG*	282	347,654

Schedules of Investments — IQ Global Resources ETF (continued)

July 31, 2014 (unaudited)

	Shares	Value

Common Stocks (continued)

Switzerland (continued)
Lindt & Spruengli AG	116	$ 602,644

Total Switzerland		950,298

United Kingdom - 11.3%
African Barrick Gold Ltd. PLC	10,552	46,675
Anglo American PLC	10,264	277,086
Antofagasta PLC	7,256	99,289
Associated British Foods PLC	40,585	1,903,475
BG Group PLC	2,399	47,469
BP PLC	13,011	106,318
Cranswick PLC	8,619	183,785
Hochschild Mining PLC*(a)	9,449	26,003
Kazakhmys PLC*	3,369	18,474
Pennon Group PLC	58,754	808,434
Pentair PLC	31,702	2,031,147
Polymetal International PLC	10,019	85,844
Randgold Resources Ltd.	2,373	205,124
Rio Tinto PLC	13,609	779,348
Severn Trent PLC	38,375	1,253,657
Tate & Lyle PLC	23,879	251,565
United Utilities Group PLC	109,532	1,645,813
Vedanta Resources PLC	1,962	34,814
Total United Kingdom		9,804,320

United States - 39.9%
Alcoa, Inc.	7,933	130,022
Alpha Natural Resources, Inc.*(a)	58,828	199,427
American Water Works Co., Inc.	28,708	1,371,381
Anadarko Petroleum Corp.	361	38,573
Apache Corp.	278	28,539
Aqua America, Inc.	28,435	676,184
Archer-Daniels-Midland Co.	33,617	1,559,829
Baker Hughes, Inc.	307	21,112
Bunge Ltd.	7,537	594,217
Chevron Corp.	1,344	173,699
Cloud Peak Energy, Inc.*	16,206	250,869
ConAgra Foods, Inc.	21,553	649,392
ConocoPhillips	865	71,363
CONSOL Energy, Inc.	61,143	2,373,571
Devon Energy Corp.	287	21,669
EOG Resources, Inc.	384	42,025
Exxon Mobil Corp.	3,044	301,173
Flowserve Corp.	22,102	1,636,432
Freeport-McMoRan, Inc.	7,641	284,398
General Mills, Inc.	31,500	1,579,725
Halliburton Co.	598	41,256
Hershey Co. (The)	11,452	1,009,494
Hess Corp.	230	22,765
Hillshire Brands Co. (The)	21,582	1,354,702
Hormel Foods Corp.	46,539	2,106,355
IDEX Corp.	12,993	985,129
Ingredion, Inc.	3,819	281,193
J.M. Smucker Co. (The)	5,315	529,587
Joy Global, Inc.	26,553	1,573,531
KapStone Paper and Packaging Corp.*	35,129	1,044,737

	Shares	Value

Common Stocks (continued)

United States (continued)
Kellogg Co.	18,413	$ 1,101,650
Kinder Morgan, Inc.	725	26,085
Louisiana-Pacific Corp.*	51,839	701,900
MeadWestvaco Corp.	64,065	2,677,917
Mondelez International, Inc., Class A	87,199	3,139,164
National Oilwell Varco, Inc.	272	22,043
Newmont Mining Corp.	12,937	322,261
Occidental Petroleum Corp.	556	54,327
Peabody Energy Corp.(a)	72,195	1,095,198
Phillips 66	414	33,580
Pioneer Natural Resources Co.	101	22,367
Royal Gold, Inc.	1,670	126,202
Schlumberger Ltd.	917	99,394
Seaboard Corp.*	209	596,068
Southern Copper Corp.	5,884	193,348
Spectra Energy Corp.	473	19,355
Tyson Foods, Inc., Class A	59,988	2,232,153
Williams Cos., Inc. (The)	482	27,296
Xylem, Inc.	29,667	1,046,948
Total United States		34,489,605

Total Common Stocks - 89.5%
(Cost $75,733,616)		77,408,206

Short-Term Investment - 9.1%

Money Market Fund - 9.1%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.03%(b)
(Cost $7,900,770)	7,900,770	7,900,770

Investment of Cash Collateral For Securities Loaned - 4.2%
Money Market Fund - 4.2%
BNY Mellon Overnight Government Fund 0.08%(c)
(Cost $3,608,588)	3,608,588	3,608,588

Total Investments - 102.8%
(Cost $87,242,974)		$ 88,917,564
Liabilities in Excess of Other Assets - (2.8)%(d)		(2,421,756)
Net Assets - 100.0%		$ 86,495,808

Schedules of Investments — IQ Global Resources ETF (continued)

July 31, 2014 (unaudited)

		% of
Industry	Value	Net Assets
Grains Food Fiber	$ 18,023,876	20.9%
Timber	16,698,438	19.3
Water	15,408,643	17.8
Money Market Fund	11,509,358	13.3
Coal	10,944,659	12.6
Livestock	6,932,492	8.0
Industrial Metals	3,687,521	4.3
Precious Metals	3,400,902	3.9
Energy	2,311,675	2.7
Total Investments	$ 88,917,564	102.8
Liabilities in Excess of Other Assets(d)	(2,421,756)	(2.8)
Total Net Assets	$ 86,495,808	100.0%

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $3,402,166; total market value of collateral held by the Fund was $3,608,588.
(b)	Rate shown reflects the 7-day yield at July 31, 2014.
(c)	Rate shown reflects the 1-day yield at July 31, 2014.
(d)	Liabilities in Excess of Other Assets includes net unrealized appreciation on future contracts.
ADR	- American Depositary Receipt
PLC	- Public Limited Company

Schedules of Investments — IQ Global Resources ETF (continued)

July 31, 2014 (unaudited)

Open futures contracts outstanding at July 31, 2014:

Type	Broker	Expiration Date	Number of Contracts Purchased (Sold)	Value at Trade Date	Value at July 31, 2014	Unrealized Appreciation
E-mini S&P 500 Future	Morgan Stanley	September 2014	(88)	$(8,483,702)	$(8,469,120)	$14,582
Mini MSCI EAFE Index Future	Morgan Stanley	September 2014	(88)	(8,619,556)	(8,426,880)	192,676
						$207,258

Cash posted as collateral to broker for futures contracts was $756,800 at July 31, 2014.

Schedules of Investments — IQ Merger Arbitrage ETF

July 31, 2014 (unaudited)

	Shares	Value

Common Stocks — 77.1%

Basic Materials — 1.8%
Lafarge SA	6,257	$ 486,322
PanAust Ltd.	94,471	200,252
Sakari Resources Ltd.*	425	368
Taiyo Nippon Sanso Corp.	33,000	292,984
Total Basic Materials		979,926

Capital Goods — 4.5%
Foster Wheeler AG	55,224	1,820,183
Kentz Corp., Ltd.	34,308	537,518
Orbital Sciences Corp.*	6,084	156,176
Total Capital Goods		2,513,877

Communication Services — 4.7%
tw telecom, Inc.*	17,667	719,754
Ziggo NV	41,993	1,892,647
Total Communication Services		2,612,401

Consumer Cyclicals — 1.3%
David Jones Ltd.(a)	44,357	164,542
Dixons Retail PLC*	344,172	300,411
SAI Global Ltd.	51,068	231,217
Total Consumer Cyclicals		696,170

Consumer Staples — 24.7%
DIRECTV*	48,417	4,166,283
Goodman Fielder Ltd.	231,505	137,747
Hillshire Brands Co. (The)	75,018	4,708,880
LIN Media LLC, Class A*	37,920	978,715
Safeway, Inc.	21,316	734,549
Susser Holdings Corp.*(a)	4,921	394,517
Time Warner Cable, Inc.	15,042	2,182,594
Treasury Wine Estates Ltd.	84,371	395,336
Total Consumer Staples		13,698,621

Financials — 3.3%
American Realty Capital Healthcare Trust, Inc.	33,414	356,528
Australand Property Group	84,382	352,240
Protective Life Corp.	12,839	890,770
Singapore Land Ltd.	10,000	73,727
Wing Hang Bank Ltd.	10,703	172,628
Total Financials		1,845,893

Health Care — 22.0%
Allergan, Inc.	16,306	2,704,513
Covidien PLC	43,527	3,765,521
Gentiva Health Services, Inc.*	13,481	244,006
Idenix Pharmaceuticals, Inc.*(a)	25,238	616,312
Questcor Pharmaceuticals, Inc.	19,926	1,792,742
Shire PLC	34,193	2,823,478
VIVUS, Inc.*(a)	52,235	251,773
Total Health Care		12,198,345

Technology — 10.9%
Bull*	33,340	219,922
Measurement Specialties, Inc.*	5,614	482,748
MICROS Systems, Inc.*	32,634	2,207,037

	Shares	Value

Common Stocks (continued)

Technology (continued)
Riverbed Technology, Inc.*	60,209	$ 1,077,741
TriQuint Semiconductor, Inc.*	112,661	2,025,645
Total Technology		6,013,093

Utilities — 3.9%
Integrys Energy Group, Inc.	14,715	964,715
Pepco Holdings, Inc.	43,753	1,174,768
Total Utilities		2,139,483

Total Common Stocks — 77.1%
(Cost $42,129,903)		42,697,809

Rights — 0.0%(b)
Health Care — 0.0%(b)
Trius Therapeutics CVR* (c)	6,177	-
Furiex Pharmaceuticals CVR*	2,059	20,116
Total Rights — 0.0%(b)		20,116
(Cost $20,116)

Short-Term Investment —19.1%

Money Market Fund — 19.1%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.03%(d)
(Cost $10,562,528)	10,562,528	10,562,528

Investment of Cash Collateral For Securities Loaned — 1.9%

Money Market Fund — 1.9%
BNY Mellon Overnight Government Fund, 0.08%(e)
(Cost $1,048,504)	1,048,504	1,048,504

Total Investments — 98.1%
(Cost $53,761,051)		$ 54,328,957
Other Assets in Excess of Liabilities — 1.9%(f)		1,057,449
Net Assets — 100.0%		$ 55,386,406

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $992,449; total market value of collateral held by the Fund was $1,048,504.
(b)	Less than 0.05%
(c)	Security fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees.
(d)	Rate shown reflects the 7-day yield at July 31, 2014.
(e)	Rate shown reflects the 1-day yield at July 31, 2014.
(f)	Other Assets in Excess of Liabilities includes net unrealized appreciation on future contracts.
CVR	- Contingent Value Right
PLC	- Public Limited Company

Schedules of Investments — IQ Merger Arbitrage ETF (continued)

July 31, 2014 (unaudited)

Open futures contracts outstanding at July 31, 2014:

Type	Broker	Expiration Date	Number of Contracts Purchased (Sold)	Value at Trade Date	Value at July 31, 2014	Unrealized Appreciation
E-mini S&P 500 Future	Morgan Stanley	September 2014	(96)	$(9,311,822)	$(9,239,040)	$ 72,782
Mini MSCI EAFE Index Fund Future	Morgan Stanley	September 2014	(97)	(9,496,646)	(9,288,720)	207,926
						$280,708

Cash posted as collateral to broker for futures contracts was $829,600 at July 31, 2014.

Schedules of Investments ─ IQ Australia Small Cap ETF

July 31, 2014 (unaudited)

	Shares	Value

Common Stocks - 99.3%

Consumer Discretionary - 23.5%
Ainsworth Game Technology Ltd.	8,853	$ 31,030
APN News & Media Ltd.*	36,683	26,942
Aristocrat Leisure Ltd.	37,078	196,487
Automotive Holdings Group Ltd.	17,586	63,927
Breville Group Ltd.	7,667	59,519
David Jones Ltd.(a)	44,604	165,459
Echo Entertainment Group Ltd.	64,860	201,403
Fairfax Media Ltd.	159,004	127,130
G8 Education Ltd.	22,339	103,635
Invocare Ltd.	9,076	89,358
JB Hi-Fi Ltd.(a)	7,837	145,138
Myer Holdings Ltd.(a)	47,041	99,714
Navitas Ltd.	14,927	68,833
Pacific Brands Ltd.	68,204	35,826
Retail Food Group Ltd.	6,757	29,400
Seven West Media Ltd.	53,432	101,835
Slater & Gordon Ltd.	11,608	53,744
Southern Cross Media Group Ltd.	54,540	61,354
STW Communications Group Ltd.	26,261	36,256
Super Retail Group Ltd.	11,566	101,508
Tabcorp Holdings Ltd.	64,234	209,014
Ten Network Holdings Ltd.*(a)	152,212	40,331
Village Roadshow Ltd.	6,135	44,546
Wotif.com Holdings Ltd.	10,372	32,207
Total Consumer Discretionary		2,124,596

Consumer Staples - 5.1%
Bega Cheese Ltd.(a)	9,546	43,310
Goodman Fielder Ltd.	123,085	73,236
GrainCorp Ltd., Class A	12,786	103,537
Metcash Ltd.	74,505	201,568
Tassal Group Ltd.	11,338	42,269
Total Consumer Staples		463,920

Energy - 5.8%
AWE Ltd.*	40,837	69,288
Beach Energy Ltd.	102,415	161,390
Drillsearch Energy Ltd.*	27,568	42,161
Energy Resources of Australia Ltd.*	11,175	13,922
Karoon Gas Australia Ltd.*	19,940	67,293
Senex Energy Ltd.*	60,701	38,375
Sundance Energy Australia Ltd.*	39,106	49,809
Whitehaven Coal Ltd.*(a)	52,044	82,497
Total Energy		524,735

Financials - 12.6%
Bank of Queensland Ltd.	30,161	351,630
BT Investment Management Ltd.	4,686	29,276
Challenger Ltd.	42,738	321,047
FlexiGroup Ltd.	17,907	62,431
IOOF Holdings Ltd.(a)	18,780	152,424
Magellan Financial Group Ltd.	5,752	63,369
NIB Holdings Ltd.	36,796	111,180
OzForex Group Ltd.	18,528	42,547
Total Financials		1,133,904

Health Care - 7.4%
Ansell Ltd.	12,893	228,105
Mayne Pharma Group Ltd.*	35,252	28,513

	Shares	Value

Common Stocks (continued)

Health Care (continued)
Mesoblast Ltd.*(a)	15,675	$ 62,227
Primary Health Care Ltd.	39,895	180,259
Sigma Pharmaceuticals Ltd.	90,516	66,060
Sirtex Medical Ltd.	3,949	69,316
Virtus Health Ltd.	4,240	30,944
Total Health Care		665,424

Industrials - 15.0%
Bradken Ltd.(a)	13,258	55,713
Cabcharge Australia Ltd.	9,730	41,792
Cardno Ltd.(a)	12,598	73,788
Downer EDI Ltd.	35,615	161,252
GWA Group Ltd.	18,381	50,412
McMillan Shakespeare Ltd.	4,604	40,663
Mermaid Marine Australia Ltd.(a)	28,440	53,675
Mineral Resources Ltd.	10,670	110,111
Monadelphous Group Ltd.	6,904	102,698
Qantas Airways Ltd.*	181,248	224,956
SAI Global Ltd.	17,713	80,198
Skilled Group Ltd.	15,867	37,764
Tox Free Solutions Ltd.	10,858	32,808
Transfield Services Ltd.*	37,047	46,842
Transpacific Industries Group Ltd.*	124,863	125,952
UGL Ltd.	13,566	87,782
Virgin Australia Holdings Ltd.*	68,625	25,839
Total Industrials		1,352,245

Information Technology - 2.7%
carsales.com Ltd.	13,140	140,609
iProperty Group Ltd.*	7,681	25,637
Iress Ltd.	9,809	79,886
Total Information Technology		246,132

Materials - 22.2%
Adelaide Brighton Ltd.	35,993	122,473
Alumina Ltd.*	162,218	242,057
Arrium Ltd.	101,929	78,180
Atlas Iron Ltd.(a)	60,025	35,715
BC Iron Ltd.	9,765	30,685
Beadell Resources Ltd.*	61,551	29,756
BlueScope Steel Ltd.*	43,376	253,251
CSR Ltd.	41,986	147,550
DuluxGroup Ltd.	31,611	162,226
Evolution Mining Ltd.	37,590	27,259
Independence Group NL	17,546	79,605
Mount Gibson Iron Ltd.	51,271	35,035
Northern Star Resources Ltd.	43,466	69,304
Nufarm Ltd.	18,580	75,141
OZ Minerals Ltd.	25,150	108,726
PanAust Ltd.	40,314	85,454
Regis Resources Ltd.(a)	24,458	40,020
Sandfire Resources NL*	7,426	44,600
Sims Metal Management Ltd.*(a)	14,048	155,811
Sirius Resources NL*(a)	20,320	74,244
Syrah Resources Ltd.*	7,158	37,267
Western Areas Ltd.	14,830	69,765
Total Materials		2,004,124

Schedules of Investments ─ IQ Australia Small Cap ETF (continued)

July 31, 2014 (unaudited)

	Shares	Value

Common Stocks (continued)

Telecommunication Services - 1.8%
Amcom Telecommunications Ltd.	16,089	$ 30,664
iiNET Ltd.	10,122	71,801
M2 Group Ltd.(a)	11,174	63,162

Total Telecommunication Services		165,627

Utilities - 3.2%
Envestra Ltd.	74,100	90,247
Spark Infrastructure Group	111,853	196,020

Total Utilities		286,267

Total Common Stocks - 99.3%
(Cost $8,875,439)		8,966,974

Investment of Cash Collateral For Securities Loaned - 14.0%

Money Market Fund - 14.0%
BNY Mellon Overnight Government Fund, 0.08%(b)
(Cost $1,263,796)	1,263,796	1,263,796

Total Investments - 113.3%
(Cost $10,139,235)		$ 10,230,770
Liabilities in Excess of Other Assets - (13.3)%		(1,197,412)
Net Assets - 100.0%		$ 9,033,358

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $1,139,455; total market value of collateral held by the Fund was $1,263,796.
(b)	Rate shown reflects the 1-day yield at July 31, 2014.

1

Schedules of Investments — IQ Canada Small Cap ETF

July 31, 2014 (unaudited)

	Shares	Value

Common Stocks - 99.7%

Consumer Discretionary - 5.1%
Amaya Gaming Group, Inc.*	12,148	$ 324,720
DHX Media Ltd.	19,296	124,959
Hudson's Bay Co.	18,795	284,174
Martinrea International, Inc.	14,699	173,231
RONA, Inc.	21,009	233,316
Total Consumer Discretionary		1,140,400

Consumer Staples - 2.6%
Jean Coutu Group (PJC), Inc., Class A	14,452	286,611
Maple Leaf Foods, Inc.	16,359	295,578
Total Consumer Staples		582,189

Energy - 39.4%
Advantage Oil & Gas Ltd.*	29,244	156,609
Bankers Petroleum Ltd.*	44,488	251,730
Bellatrix Exploration Ltd.*	29,835	221,162
Birchcliff Energy Ltd.*	17,542	175,476
BlackPearl Resources, Inc.*	53,204	105,074
Calfrac Well Services Ltd.	12,326	236,070
Canacol Energy Ltd.*	18,194	117,823
CanElson Drilling, Inc.	14,518	101,885
Canyon Services Group, Inc.	10,299	148,338
Cardinal Energy Ltd.(a)	5,897	105,519
Cequence Energy Ltd.*	26,144	50,912
Crew Energy, Inc.*	20,619	186,180
DeeThree Exploration Ltd.*	13,015	137,006
Denison Mines Corp.*	74,601	99,363
Ensign Energy Services, Inc.	21,995	354,579
Gibson Energy, Inc.(a)	21,512	660,980
Ithaca Energy, Inc.*	53,685	121,311
Kelt Exploration Ltd.*	17,081	201,774
Legacy Oil + Gas, Inc.*	28,293	214,410
Lightstream Resources Ltd.(a)	33,550	221,890
Long Run Exploration Ltd.(a)	17,803	89,943
NuVista Energy Ltd.*	23,218	213,487
Painted Pony Petroleum Ltd.*	15,081	160,279
Parex Resources, Inc.*	16,580	216,416
Parkland Fuel Corp.(a)	12,847	242,980
Poseidon Concepts Corp.*(b)	13,377	0
Precision Drilling Corp.	51,060	637,400
Raging River Exploration, Inc.*	27,103	235,267
RMP Energy, Inc.*	20,117	145,059
Secure Energy Services, Inc.	19,479	412,787
Surge Energy, Inc.(a)	37,297	291,209
TORC Oil & Gas Ltd.(a)	15,212	185,705
TransGlobe Energy Corp.	12,017	75,061
Trican Well Service Ltd.	25,796	372,966
Trinidad Drilling Ltd.	24,067	233,010
Twin Butte Energy Ltd.(a)	59,115	90,140
Veresen, Inc.(a)	38,588	656,809
Western Energy Services Corp.	10,765	103,630
Whitecap Resources, Inc.(a)	41,875	610,441
Total Energy		8,840,680

Financials - 3.1%
AGF Management Ltd., Class B	12,028	130,594
Canaccord Genuity Group, Inc.	13,476	156,961

	Shares	Value

Common Stocks (continued)

Financials (continued)
Element Financial Corp.*	31,532	$ 410,135
Total Financials		697,690

Health Care - 0.8%
Extendicare, Inc.(a)	15,067	103,385
ProMetic Life Sciences, Inc.*(a)	74,815	84,529
Total Health Care		187,914

Industrials - 12.5%
Aecon Group, Inc.	9,595	144,632
Air Canada, Class B*	35,106	309,896
CAE, Inc.	45,905	586,963
Horizon North Logistics, Inc.	17,417	95,352
Progressive Waste Solutions Ltd.	19,022	478,237
Russel Metals, Inc.	10,657	344,873
TransForce, Inc.	15,098	382,356
WestJet Airlines Ltd.	17,492	452,143
Total Industrials		2,794,452

Information Technology - 2.2%
DH Corp.	14,062	425,612
Redknee Solutions, Inc.*	16,521	74,968
Total Information Technology		500,580

Materials - 28.1%
Ainsworth Lumber Co., Ltd.*	18,753	46,166
Alacer Gold Corp.	40,435	92,484
Alamos Gold, Inc.	22,244	198,197
Argonaut Gold, Inc.*(a)	26,487	96,834
AuRico Gold, Inc.	43,450	178,805
B2Gold Corp.*	112,217	290,683
Canexus Corp.(a)	31,861	138,138
Canfor Corp.*	8,429	178,777
Capstone Mining Corp.*	59,691	160,105
Centerra Gold, Inc.	27,894	145,280
China Gold International Resources Corp., Ltd.*	42,270	124,249
Continental Gold Ltd.*	18,395	65,223
Detour Gold Corp.*	27,431	309,674
Dundee Precious Metals, Inc.*	18,075	85,838
First Majestic Silver Corp.*	19,783	210,251
Fortuna Silver Mines, Inc.*	22,033	120,016
HudBay Minerals, Inc.	33,859	364,202
IAMGOLD Corp.*	65,367	241,978
Interfor Corp.*	11,535	158,723
Intertape Polymer Group, Inc.	9,581	123,211
Ivanhoe Mines Ltd., Class A*	70,839	98,257
Lundin Mining Corp.*	89,354	514,628
Major Drilling Group International, Inc.	13,854	114,405
Nevsun Resources Ltd.	34,236	130,195
Norbord, Inc.	4,465	93,061
Pan American Silver Corp.	26,211	385,707
Pretium Resources, Inc.*	13,857	94,955
Primero Mining Corp.*(a)	27,823	213,404
Sandstorm Gold Ltd.*	18,370	123,856
SEMAFO, Inc.*	48,192	208,501
Sherritt International Corp.	49,437	203,443
Silver Standard Resources, Inc.*	14,158	130,181
Tahoe Resources, Inc.*	14,524	385,430

Schedules of Investments — IQ Canada Small Cap ETF (continued)

July 31, 2014 (unaudited)

	Shares	Value

Common Stocks (continued)

Materials (continued)
Torex Gold Resources, Inc.*	127,244	$ 177,661
Western Forest Products, Inc.	44,954	94,975
Total Materials		6,297,493

Telecommunication Services - 1.7%
Manitoba Telecom Services, Inc.	13,088	377,258

Utilities - 4.2%
Algonquin Power & Utilities Corp.	27,572	205,400
Capital Power Corp.	14,384	350,268
Just Energy Group, Inc.	18,121	98,208
Superior Plus Corp.(a)	21,759	278,221
Total Utilities		932,097

Total Common Stocks - 99.7%
(Cost $23,415,497)		22,350,753

Investment of Cash Collateral For Securities Loaned - 15.4%

Money Market Fund - 15.4%
BNY Mellon Overnight Government Fund, 0.08%(c)
(Cost $3,458,999)	3,458,999	3,458,999

Total Investments - 115.1%
(Cost $26,874,496)		$ 25,809,752
Liabilities in Excess of Other Assets - (15.1)%		(3,392,666)
Net Assets - 100.0%		$ 22,417,086

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $3,176,650; total market value of collateral held by the Fund was $3,458,999.
(b)	Security fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees.
(c)	Rate shown reflects the 1-day yield at July 31, 2014.

1

Schedules of Investments — IQ Global Agribusiness Small Cap ETF

1

July 31, 2014 (unaudited)

	Shares	Value

Common Stocks - 99.6%

Australia - 4.5%
GrainCorp Ltd., Class A	70,341	$ 569,599
Nufarm Ltd.	102,219	413,394
Total Australia		982,993

Canada - 3.6%
Maple Leaf Foods, Inc.	43,305	782,446

China - 6.3%
Changshouhua Food Co., Ltd.	141,630	132,492
China BlueChemical Ltd., Class H	773,780	400,366
China Huiyuan Juice Group Ltd.*	223,790	100,488
China Modern Dairy Holdings Ltd.*(a)	883,603	412,726
First Tractor Co., Ltd., Class H(a)	187,209	141,312
Shenguan Holdings Group Ltd.(a)	505,455	192,398
Total China		1,379,782

Hong Kong - 5.7%
China Foods Ltd.*	336,596	128,992
China Huishan Dairy Holdings Co., Ltd.*(a)	2,249,985	513,864
China Yurun Food Group Ltd.*(a)	620,514	297,845
Sinofert Holdings Ltd.*	819,361	115,238
Yashili International Holdings Ltd.	284,602	101,355
YuanShengTai Dairy Farm Ltd.*	501,469	88,646
Total Hong Kong		1,245,940

Indonesia - 2.4%
PT Malindo Feedmill Tbk	367,130	90,375
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	1,285,970	233,257
PT Salim Ivomas Pratama Tbk	1,588,520	122,801
PT Sawit Sumbermas Sarana Tbk	697,582	76,220
Total Indonesia		522,653

Ireland - 3.7%
Greencore Group PLC	180,556	805,673

Japan - 39.0%
Ezaki Glico Co., Ltd.	40,506	759,820
Fuji Oil Co., Ltd.	27,289	437,059
House Foods Group, Inc.	28,899	525,232
Iseki & Co., Ltd.	93,832	239,975
Itoham Foods, Inc.	57,571	254,167
J-Oil Mills, Inc.	42,108	134,716
Kewpie Corp.	48,374	876,833
Kumiai Chemical Industry Co., Ltd.	22,460	147,207
Mitsui Sugar Co., Ltd.	38,169	146,982
Morinaga Milk Industry Co., Ltd.	94,595	342,192
NH Foods Ltd.	91,589	1,889,939
Nichirei Corp.	124,000	593,261
Nihon Nohyaku Co., Ltd.	22,812	248,229
Nippon Flour Mills Co., Ltd.	57,357	291,707
Nisshin Oillio Group Ltd. (The)	54,360	183,958
Nisshin Seifun Group, Inc.	102,111	1,201,481
Prima Meat Packers Ltd.	57,200	149,626

	Shares	Value

Common Stocks (continued)

Japan (continued)
Yamatane Corp.	41,677	$ 72,140
Total Japan		8,494,524

Luxembourg - 2.0%
Adecoagro SA ADR*	43,713	435,381

Netherlands - 6.2%
Nutreco NV(a)	31,393	1,340,973

Singapore - 2.9%
First Resources Ltd.	231,152	418,643
Indofood Agri Resources Ltd.	183,990	143,022
Sino Grandness Food Industry Group Ltd.*	143,311	78,095
Total Singapore		639,760

Spain - 3.6%
Deoleo SA*	230,923	125,135
Ebro Foods SA	32,195	658,215
Total Spain		783,350

Thailand - 0.3%
GFPT PCL	138,513	65,568

United Arab Emirates - 0.5%
Amira Nature Foods Ltd.*(a)	7,432	111,554

United Kingdom - 2.1%
Dairy Crest Group PLC	63,411	449,317

United States - 16.8%
American Vanguard Corp.	11,661	147,978
Annie's, Inc.*	7,921	231,135
Chiquita Brands International, Inc.*	19,289	184,982
CVR Partners LP	15,788	268,554
Lindsay Corp.(a)	5,771	467,163
Sanderson Farms, Inc.	9,441	859,980
Toro Co. (The)	25,261	1,498,735
Total United States		3,658,527

Total Common Stocks - 99.6%
(Cost $22,172,439)		21,698,441

Short-Term Investment - 0.2%

Money Market Fund - 0.2%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.03%(b)
(Cost $49,934)	49,934	49,934

Investment of Cash Collateral For Securities Loaned - 13.2%
Money Market Fund - 13.2%
BNY Mellon Overnight Government Fund, 0.08%(c)
(Cost $2,882,812)	2,882,812	2,882,812

Schedules of Investments — IQ Global Agribusiness Small Cap ETF (continued)

July 31, 2014 (unaudited)

Value

Total Investments - 113.0%
(Cost $25,105,185)	$ 24,631,187
Liabilities in Excess of Other Assets - (13.0)%	(2,841,486)
Net Assets - 100.0%	$ 21,789,701

		% of
Industry	Value	Net Assets
Crop Production and Farming	$ 11,515,136	52.8%
Livestock Operations	3,825,039	17.6
Money Market Fund	2,932,746	13.4
Agricultural Chemicals	2,060,151	9.5
Agricultural Supplies and Logistics	1,982,712	9.1
Agricultural Machinery	1,880,022	8.6
Biofuels	435,381	2.0
Total Investments	$ 24,631,187	113.0
Liabilities in Excess of Other Assets	(2,841,486)	(13.0)
Total Net Assets	$ 21,789,701	100.0%

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $2,713,808; total market value of collateral held by the Fund was $2,882,812.
(b)	Rate shown reflects the 7-day yield at July 31, 2014.
(c)	Rate shown reflects the 1-day yield at July 31, 2014.
ADR	- American Depositary Receipt
LP	- Limited Partnership
PCL	- Public Company Limited
PLC	- Public Limited Company

Schedules of Investments — IQ Global Oil Small Cap ETF

July 31, 2014 (unaudited)

	Shares	Value

Common Stocks - 99.3%

Australia - 0.5%
Horizon Oil Ltd.*	27,599	$ 9,622

Bermuda - 0.5%
Archer Ltd.*	7,518	11,734

Canada - 15.9%
Canyon Services Group, Inc.	1,869	26,920
Ensign Energy Services, Inc.	3,992	64,355
Horizon North Logistics, Inc.	3,168	17,344
Ithaca Energy, Inc.*	9,664	21,838
Lightstream Resources Ltd.(a)	6,089	40,271
Pengrowth Energy Corp.(a)	16,725	106,773
Sunshine Oilsands Ltd.*	58,374	8,888
TORC Oil & Gas Ltd.(a)	2,744	33,498
TransGlobe Energy Corp.	2,200	13,742
Twin Butte Energy Ltd.(a)	10,695	16,308
Total Canada		349,937

China - 1.7%
Shandong Molong Petroleum Machinery Co., Ltd., Class H*	7,303	4,438
Sinopec Shanghai Petrochemical Co., Ltd., Class H	105,628	32,847
Total China		37,285

Finland - 3.2%
Neste Oil OYJ	3,794	70,054

France - 1.9%
Etablissements Maurel et Prom*	2,753	41,808

Indonesia - 0.2%
PT Elnusa Tbk	79,200	4,583

Italy - 0.4%
Saras SpA*	7,486	9,335

Japan - 9.7%
Cosmo Oil Co., Ltd.	25,525	51,628
Showa Shell Sekiyu K.K.	5,830	66,274
Toa Oil Co., Ltd.	2,000	3,365
TonenGeneral Sekiyu K.K.	10,410	91,411
Total Japan		212,678

Norway - 4.8%
BW Offshore Ltd.	9,588	12,712
Det Norske Oljeselskap ASA*	2,795	30,843
DNO International ASA*	18,618	62,611
Total Norway		106,166

Singapore - 0.1%
Mirach Energy Ltd.*	20,000	2,885

Thailand - 4.4%
Bangchak Petroleum PCL (The)	23,952	21,446
IRPC PCL	325,081	34,219
Thai Oil PCL	25,934	41,796
Total Thailand		97,461

United Arab Emirates - 3.1%
Dragon Oil PLC	7,210	68,410

	Shares	Value

Common Stocks (continued)

United Kingdom - 2.2%
Exillon Energy PLC*	1,941	$ 4,948
Quadrise Fuels International PLC*	10,729	6,928
Rockhopper Exploration PLC*	8,584	13,297
Salamander Energy PLC*	7,388	14,063
Xcite Energy Ltd.*	8,846	9,969
Total United Kingdom		49,205

United States - 50.7%
Alon USA Energy, Inc.	754	9,689
Alon USA Partners LP	361	6,346
Bonanza Creek Energy, Inc.*	958	53,705
BPZ Resources, Inc.*	3,181	8,334
CVR Energy, Inc.(a)	486	22,881
CVR Refining LP	1,163	29,843
Emerald Oil, Inc.*(a)	1,734	12,728
Gulfport Energy Corp.*	2,682	143,246
Harvest Natural Resources, Inc.*(a)	1,278	5,521
Key Energy Services, Inc.*	4,159	25,536
Kodiak Oil & Gas Corp.*	8,296	128,920
Northern Tier Energy LP	1,801	44,953
Ocean Rig UDW, Inc.	1,483	25,908
PBF Energy, Inc., Class A	2,789	75,582
PBF Logistics LP*	439	11,287
Pioneer Energy Services Corp.*	1,952	28,714
QR Energy LP	1,605	32,260
Sanchez Energy Corp.*(a)	1,669	52,941
SemGroup Corp., Class A	1,344	103,596
Stone Energy Corp.*	1,734	65,979
Synergy Resources Corp.*	1,937	20,377
Tesco Corp.	1,088	21,238
Tesoro Logistics LP	1,124	74,881
VAALCO Energy, Inc.*	1,735	11,971
Western Refining, Inc.	2,441	99,983
Total United States		1,116,419

Total Common Stocks - 99.3%
(Cost $2,153,402)		2,187,582

Investment of Cash Collateral For Securities Loaned - 13.1%
Money Market Fund - 13.1%
BNY Mellon Overnight Government Fund, 0.08%(b)
(Cost $288,068)	288,068	288,068

Total Investments - 112.4%
(Cost $2,441,470)		$ 2,475,650
Liabilities in Excess of Other Assets - (12.4)%		(272,412)
Net Assets - 100.0%		$ 2,203,238

Schedules of Investments — IQ Global Oil Small Cap ETF (continued)

July 31, 2014 (unaudited)

		% of
Industry	Value	Net Assets
Exploration & Production	$ 773,505	35.1%
Refining & Marketing	667,265	30.3
Energy	466,982	21.2
Money Market Fund	288,068	13.1
Equipment, Services & Drilling	279,830	12.7
Total Investments	$ 2,475,650	112.4
Liabilities in Excess of Other Assets	(272,412)	(12.4)
Total Net Assets	$ 2,203,238	100.0%

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $269,691; total market value of collateral held by the Fund was $288,068.
(b)	Rate shown reflects the 1-day yield at July 31, 2014.
K.K.	- Kabushiki Kaisha
LP	- Limited Partnership
PCL	- Public Company Limited
PLC	- Public Limited Company

Schedules of Investments — IQ U.S. Real Estate Small Cap ETF

July 31, 2014 (unaudited)

	Shares	Value

Common Stocks - 99.7%

Diversified REITs - 14.4%
Cousins Properties, Inc.	145,950	$ 1,806,861
Empire State Realty Trust, Inc., Class A	68,515	1,112,684
Excel Trust, Inc.	42,848	554,882
Investors Real Estate Trust	82,555	703,369
Kennedy-Wilson Holdings, Inc.	54,148	1,267,063
Redwood Trust, Inc.(a)	63,653	1,208,134
Resource Capital Corp.	97,832	539,054
Washington Real Estate Investment Trust	51,895	1,407,392
Total Diversified REITs		8,599,439

Hotel REITs - 14.2%
Ashford Hospitality Trust, Inc.	65,196	750,406
Chesapeake Lodging Trust	38,420	1,140,306
FelCor Lodging Trust, Inc.	86,596	906,660
Hersha Hospitality Trust	150,033	991,718
Pebblebrook Hotel Trust	49,543	1,803,365
Summit Hotel Properties, Inc.	65,590	673,609
Sunstone Hotel Investors, Inc.	156,329	2,218,309
Total Hotel REITs		8,484,373

Mortgage REITs - 22.5%
AG Mortgage Investment Trust, Inc.	22,048	404,360
Anworth Mortgage Asset Corp.	99,128	503,570
Apollo Commercial Real Estate Finance, Inc.	36,011	596,702
Apollo Residential Mortgage, Inc.	25,068	408,608
Ares Commercial Real Estate Corp.	20,393	249,203
ARMOUR Residential REIT, Inc.(a)	277,083	1,166,519
Colony Financial, Inc.	71,275	1,578,741
Dynex Capital, Inc.	39,582	328,531
Gramercy Property Trust, Inc.	82,591	488,113
Invesco Mortgage Capital, Inc.	96,554	1,639,487
iStar Financial, Inc.*(a)	64,200	923,196
New Residential Investment Corp.	215,762	1,290,257
New York Mortgage Trust, Inc.	70,440	531,822
Newcastle Investment Corp.	270,988	1,211,316
PennyMac Mortgage Investment Trust	54,025	1,156,675
RAIT Financial Trust	63,741	490,806
Western Asset Mortgage Capital Corp.	31,959	434,642
Total Mortgage REITs		13,402,548

Office REITs - 16.4%
Brandywine Realty Trust	121,350	1,886,993
First Industrial Realty Trust, Inc.	83,841	1,513,330
First Potomac Realty Trust	44,896	592,178
Franklin Street Properties Corp.	71,223	864,647
Government Properties Income Trust	42,863	1,000,851
Hudson Pacific Properties, Inc.	44,818	1,147,341
Lexington Realty Trust	148,714	1,626,931
Parkway Properties, Inc.	55,326	1,146,908
Total Office REITs		9,779,179

Residential REITs - 4.7%
American Residential Properties, Inc.*	25,115	455,084
Associated Estates Realty Corp.	41,918	740,691
Education Realty Trust, Inc.	108,712	1,147,999
Silver Bay Realty Trust Corp.	28,259	456,665
Total Residential REITs		2,800,439

	Shares	Value

Common Stocks (continued)

Retail REITs - 11.8%
Acadia Realty Trust	44,591	$ 1,258,804
Cedar Realty Trust, Inc.	56,379	355,188
Glimcher Realty Trust	111,435	1,196,812
Inland Real Estate Corp.	67,974	702,851
Kite Realty Group Trust	101,849	621,279
Pennsylvania Real Estate Investment Trust	51,627	992,787
Ramco-Gershenson Properties Trust	52,450	870,670
Retail Opportunity Investments Corp.	69,501	1,072,400
Total Retail REITs		7,070,791

Specialized REITs - 15.7%
Aviv REIT, Inc.	19,646	558,929
Campus Crest Communities, Inc.	50,082	400,656
CubeSmart	107,703	1,961,272
CyrusOne, Inc.	27,600	685,860
DCT Industrial Trust, Inc.	254,568	1,993,267
Medical Properties Trust, Inc.	131,734	1,773,140
Sabra Health Care REIT, Inc.	36,374	1,007,560
STAG Industrial, Inc.	41,952	958,184
Total Specialized REITs		9,338,868

Total Common Stocks - 99.7%
(Cost $58,778,831)		59,475,637

Short-Term Investment - 0.2%

Money Market Fund - 0.2%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.03%(b)
(Cost $151,716)	151,716	151,716

Investment of Cash Collateral For Securities Loaned - 4.7%

Money Market Fund - 4.7%
BNY Mellon Overnight Government Fund, 0.08%(c)
(Cost $2,778,621)	2,778,621	2,778,621

Total Investments - 104.6%
(Cost $61,709,168)		$ 62,405,974
Liabilities in Excess of Other Assets - (4.6)%		(2,753,801)
Net Assets - 100.0%		$ 59,652,173

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $2,647,847; total market value of collateral held by the Fund was $2,778,621.
(b)	Rate shown reflects the 7-day yield at July 31, 2014.
(c)	Rate shown reflects the 1-day yield at July 31, 2014.
REIT	- Real Estate Investment Trust

Fair Value Measurement (unaudited)

Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•	Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
•	Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. With respect to the valuation of Level 3 securities, IndexIQ may employ a market-based valuation approach which may use related or comparable securities, recent transactions, market multiples, book values, and other relevant information to determine fair value. IndexIQ may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. IndexIQ representatives meet regularly to review and discuss the appropriateness of such fair values using more current information such as, recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Transfers between levels, if any, are considered to have occurred at the beginning of the reporting period. Transfers between levels and the reasons for these transfers are detailed in the tables below.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following summarizes inputs used as of July 31, 2014 in valuing the Funds’ assets and liabilities carried at fair value:

	Level 1	Level 2		Level 3	Total

IQ Hedge Multi-Strategy Tracker ETF
Assets
Investment Companies*	$778,445,232	$-		$-	$778,445,232
Other Financial Instruments	-	-	**	-	-
Short-Term Investments	85,343,604	-		-	85,343,604
Total	$863,788,836	$-		$-	$863,788,836
Liabilities
Other Financial Instruments	-	-	**	-	-
Total	$-	$-		$-	$-

IQ Hedge Macro Tracker ETF
Assets
Investment Companies*	$24,123,830	$-		$-	$24,123,830
Other Financial Instruments	-	-	**	-	-
Short-Term Investments	8,953,777	-		-	8,953,777
Total	$33,077,607	$-		$-	$33,077,607
Liabilities
Other Financial Instruments	-	-	**	-	-
Total	$-	$-		$-	$-

IQ Hedge Market Neutral Tracker ETF
Assets
Investment Companies*	$16,246,628	$-		$-	$16,246,628
Other Financial Instruments	-	-	**	-	-
Short-Term Investments	1,003,262	-		-	1,003,262
Total	$17,249,890	$-		$-	$17,249,890
Liabilities
Other Financial Instruments	-	-	**	-	-
Total	$-	$-		$-	$-

IQ Real Return ETF
Assets
Investment Companies*	$25,055,366	$-	$-	$25,055,366
Short-Term Investments	2,493,949	-	-	2,493,949
Total	$27,549,315	$-	$-	$27,549,315

IQ Global Resources ETF
Assets
Common Stocks†	$77,200,094	$-	$208,112	$77,408,206
Other Financial Instruments**	207,258	-	-	207,258
Short-Term Investments	11,509,358	-	-	11,509,358
Total	$88,916,710	$-	$208,112	$89,124,822

IQ Merger Arbitrage ETF
Assets
Common Stocks*	$42,451,086	$246,355	$368	$42,697,809
Other Financial Instruments**	280,708	-	-	280,708
Rights***	-	20,116	-	20,116
Short-Term Investments	11,611,032	-	-	11,611,032
Total	$54,342,826	$266,471	$368	$54,609,665

IQ Australia Small Cap ETF
Assets
Common Stocks*	$8,966,974	$-	$-	$8,966,974
Short-Term Investments	1,263,796	-	-	1,263,796
Total	$10,230,770	$-	$-	$10,230,770

IQ Canada Small Cap ETF
Assets
Common Stocks*	$22,350,753	$-	$-	***	$22,350,753
Short-Term Investments	3,458,999	-	-		3,458,999
Total	$25,809,752	$-	$-		$25,809,752

IQ Global Agribusiness Small Cap ETF
Assets
Common Stocks†	$21,698,441	$-	$-		$21,698,441
Short-Term Investments	2,932,746	-	-		2,932,746
Total	$24,631,187	$-	$-		$24,631,187

IQ Global Oil Small Cap ETF
Assets
Common Stocks†	$2,187,582	$-	$-		$2,187,582
Short-Term Investments	288,068	-	-		288,068
Total	$2,475,650	$-	$-		$2,475,650

IQ US Real Estate Small Cap ETF
Assets
Common Stocks*	$59,475,637	$-	$-		$59,475,637
Short-Term Investments	2,930,337	-	-		2,930,337
Total	$62,405,974	$-	$-		$62,405,974

*	Please refer to the Schedule of Investments to view securities segregated by industry type.
**	Derivative instruments, including swap transactions and futures contracts, are valued at the net unrealized appreciation (depreciation) on the instruments.
***	Include level 3 security valued at $0.
†	Please refer to the Schedule of Investments to view securities segregated by country.

IQ Global Resources ETF **	Common Stock
Balance as of April 30, 2014	$ 216,410
Purchases	-
Sales	-
Realized gain (loss)	-
Change in unrealized depreciation	(8,298)
Balance as of July 31, 2014	$ 208,112
Net change in unrealized appreciation/depreciation from
investments still held as of July 31, 2014 was:	$ (8,298)

** Included level 3 security valued at $0

IQ Canada Small Cap ETF	Common Stock
Balance as of April 30, 2014	$ 3,291
Purchases	-
Sales	-
Transfer in	-
Realized gain (loss)	-
Change in unrealized depreciation	(3,291)
Balance as of July 31, 2014	$ -
Net change in unrealized appreciation/depreciation from
investments still held as of July 31, 2014 was:	$ (3,291)

IQ Merger Arbitrage ETF **	Common Stock
Balance as of April 30, 2014	$ 382
Purchases	-
Sales	-
Realized gain (loss)	-
Change in unrealized depreciation	(14)
Balance as of July 31, 2014	$ 368
Net change in unrealized appreciation/depreciation from
investments still held as of July 31, 2014 was:	$ (14)

** Included level 3 security valued at $0

*	Please refer to the Schedule of Investments to view securities segregated by industry type.
**	Derivative instruments, including swap transactions and futures contracts, are valued at the net unrealized appreciation (depreciation) on the instrument.
†	Please refer to the Schedule of Investments to view securities segregated by country.

There were no transfers between Level 1 and Level 2 fair value measurements that occurred during the period ended July 31, 2014.

The cost basis of investments for Federal income tax purposes at July 31, 2014 was as follows (unaudited)*:

		Gross	Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Unrealized	Appreciation/
Fund	Cost	Appreciation	Depreciation	Depreciation	(Depreciation)
IQ Hedge Multi-Strategy Tracker ETF	863,420,085	498,687,120	(498,011,399)	(498,318,369)	368,751
IQ Hedge Macro Tracker ETF	33,221,684	5,090,702	(5,179,134)	(5,234,779)	(144,077)
IQ Hedge Market Neutral Tracker ETF	17,244,155	10,436,634	(10,428,972)	(10,430,899)	5,735
IQ Real Return ETF	27,087,558	521,567	(59,478)	(59,810)	461,757
IQ Global Resources ETF	88,735,960	4,258,353	(2,583,763)	(4,076,749)	181,604
IQ Merger Arbitrage ETF	53,760,856	1,100,970	(533,064)	(532,869)	568,101
IQ Australia Small Cap ETF	10,340,013	1,512,235	(1,420,700)	(1,621,478)	(109,243)
IQ Canada Small Cap ETF	27,208,447	3,022,048	(4,086,792)	(4,420,743)	(1,398,695)
IQ Global Agribusiness Small Cap ETF	25,156,050	2,670,393	(3,144,391)	(3,195,256)	(524,863)
IQ Global Oil Small Cap ETF	2,465,305	266,018	(231,838)	(255,673)	10,345
IQ US Real Estate Small Cap ETF	61,761,147	3,588,531	(2,891,725)	(2,943,704)	644,827

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	IndexIQ ETF Trust

By (Signature and Title)*	/s/ Adam S. Patti
Adam S. Patti
(Principal Executive Officer)

Date	August 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Adam S. Patti
Adam S. Patti
(Principal Executive Officer)

Date	August 27, 2014

By (Signature and Title)*	/s/ David L. Fogel
David L. Fogel
(Principal Financial Officer)

Date	August 27, 2014

* Print the name and title of each signing officer under his or her signature.